Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
Current assets:
Cash and cash equivalents	$ 21,026	$ 17,151
Accounts receivable, net of allowance for doubtful accounts of $111 and $83, respectively	6,702	5,940
Federal and state income taxes receivable	93	930
Notes Receivable	0	1,238
Inventory of parts and supplies	1,121	665
Deferred income taxes	201	0
Prepaid tires on equipment	1,381	1,246
Prepaid taxes and licenses	1,860	1,813
Prepaid insurance	2,111	2,185
Prepaid expenses, other	85	62
Assets to be disposed of	114	542
Total current assets	34,694	31,772
Property and equipment, at cost:
Land	100,922	93,707
Buildings	134,475	127,617
Equipment	75,731	72,062
Construction in progress	2,802	1,366
Property, plant and equipment, at cost	313,930	294,752
Less accumulated depreciation and depletion	104,942	96,636
Net property, plant and equipment	208,988	198,116
Real estate held for investment, at cost	6,848	7,124
Investment in joint venture	7,412	7,344
Goodwill	1,087	1,087
Notes Receivable, less current portion	0	4,382
Unrealized rents	3,604	3,357
Other assets	3,757	4,530
Total assets	266,390	257,712
Current liabilities:
Accounts payable	3,948	3,384
Deferred income taxes	0	174
Accrued payroll and benefits	4,992	5,255
Accrued insurance	3,303	2,373
Accrued liabilities, other	1,053	994
Long-term debt due within one year	4,902	4,588
Liabilities of discontinued operations	34	1,327
Total current liabilities	18,232	18,095
Long-term debt, less current portion	62,370	67,272
Deferred income taxes	16,919	16,084
Accrued insurance	2,548	2,483
Other liabilities	1,874	1,722
Commitments and contingencies (Note 8)
Shareholders' equity:
Preferred stock, no par value; 5,000,000 shares authorized	0	0
Common stock, $.10 par value; 25,000,000 shares authorized, 9,288,023 and 9,278,088 shares issued	929	928
Capital in excess of par value	38,845	37,511
Retained earnings	124,642	113,597
Accumulated other comprehensive income, net	31	20
Total shareholders' equity	164,447	152,056
Total liabilities and shareholders' equity	$ 266,390	$ 257,712